Risk Lose Money [Member] Performance Management - S000048058 [Member]	May 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as two additional measures of performance, including for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses and sales charges (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Class A shares and will vary for other share classes. Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
The Fund’s performance prior to October 2019 reflects returns achieved by the Investment Manager according to different principal investment strategies. If the Fund’s current management and strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower. The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as two additional measures of performance, including for markets in which the Fund may invest.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart shows how the Fund’s Class A share performance (without sales charges) has varied for each full calendar year shown. If the sales charges were reflected, returns shown would be lower.
Bar Chart [Heading]	Year by Year Total Return (%)as of December 31 Each Year*
Bar Chart Closing [Text Block]	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2024 6.51% Worst 4th Quarter 2018 -8.92%
Performance Table Heading	Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2024)
Performance Table Does Reflect Sales Loads	The table below the bar chart compares the Fund’s returns (after applicable sales charges shown in the Shareholder Fees table in this prospectus) for the periods shown with a broad measure of market performance, as well as two additional measures of performance, including for markets in which the Fund may invest.
Performance Table Uses Highest Federal Rate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of Fund shares are higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown only for Class A shares and will vary for other share classes.
Performance Availability Website Address [Text]	columbiathreadneedleus.com
Performance Availability Phone [Text]	800.345.6611
C000151801 [Member]
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year to Date return
Bar Chart, Year to Date Return	3.56%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best
Highest Quarterly Return	6.51%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst
Lowest Quarterly Return	(8.92%)
Lowest Quarterly Return, Date	Dec. 31, 2018